GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 7:-	GOODWILL AND INTANGIBLE ASSETS, NET

a.	Goodwill:

	2025	2024
Balance as of January 1	$1,695.7	$1,554.4
Acquisitions	208.6	141.3

Balance as of December 31	$1,904.3	$1,695.7

b.	Intangible assets, net:

	Useful	December 31,
	Life	2025	2024
Original amount:
Core technology	7–8	$294.3	$230.5
Trademarks and trade names	1–20	7.8	7.5
Customer relationship	1–5	96.4	79.6

		398.5	317.6

Accumulated amortization:
Core technology		95.6	63.1
Trademarks and trade names		7.5	7.1
Customer relationship		81.2	46.0

		184.3	116.2

Intangible assets, net:
Core technology		198.7	167.4
Trademarks and trade names		0.3	0.4
Customer relationship		15.2	33.6

		$214.2	$201.4

Intangible assets which were fully amortized as of the prior year, are disposed from the original amount and the accumulated amortization balances.

The estimated future amortization expense of Intangible assets as of December 31, 2025 is as follows:

2026	$44.8
2027	37.6
2028	36.4
2029	35.0
2030	30.1
Thereafter	30.3

$214.2